Subsequent Events (Details Narrative)	1 Months Ended
	Aug. 15, 2024 USD ($)	Aug. 15, 2024 DKK (kr)	Mar. 29, 2023
Subsequent Event [Line Items]
Debt instrument interest rate			15.00%
Subsequent Event [Member] | CEO and Director [Member]
Subsequent Event [Line Items]
Management Fee Expense	$ 221,140	kr 1,511,919
Debt instrument interest rate terms	The loan bears no interest and is due on or before September 30, 2024. If the loan is not paid by September 30, 2024, then the loan shall bear a rate of 5% interest	The loan bears no interest and is due on or before September 30, 2024. If the loan is not paid by September 30, 2024, then the loan shall bear a rate of 5% interest
Debt instrument interest rate	5.00%	5.00%